Fair Value Measurements (Details) - Fair Value, Measurements, Recurring [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Assets:
Assets, Total	¥ 0	¥ 4,195
Foreign Currency Forward Contract [Member]
Assets:
Assets, Total	0	4,195
Fair Value, Inputs, Level 1 [Member]
Assets:
Assets, Total	0	0
Fair Value, Inputs, Level 1 [Member] | Foreign Currency Forward Contract [Member]
Assets:
Assets, Total	0	0
Fair Value, Inputs, Level 2 [Member]
Assets:
Assets, Total	0	4,195
Fair Value, Inputs, Level 2 [Member] | Foreign Currency Forward Contract [Member]
Assets:
Assets, Total	0	4,195
Fair Value, Inputs, Level 3 [Member]
Assets:
Assets, Total	0	0
Fair Value, Inputs, Level 3 [Member] | Foreign Currency Forward Contract [Member]
Assets:
Assets, Total	¥ 0	¥ 0